General information and organization	12 Months Ended
Dec. 31, 2023
General Information Organization And Basis Of Preparation [Abstract]
General information and organization
1.
General information and organization
1.1.
General information

Tencent Music Entertainment Group (the “Company” or “TME”), formerly known as China Music Corporation (“CMC”), was incorporated under the laws of the Cayman Islands on June 6, 2012 as an exempted company with limited liability under the Companies Law (2010 Revision) of the Cayman Islands. Our registered office in the Cayman Islands is located at the office of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company is controlled by Tencent Holdings Limited (“Tencent”), a company incorporated in the Cayman Islands with limited liability whose shares are listed on the Main Board of the Stock Exchange of Hong Kong Limited (“Hong Kong Stock Exchange”). The Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since December 12, 2018. The Company’s Class A ordinary shares have been listed, by way of introduction, on the Hong Kong Stock Exchange since September 15, 2022. Each ADS of the Company represents two ordinary shares, remain primarily listed and traded on the New York Stock Exchange(“NYSE”). The Class A ordinary shares listed on the Main Board of the Hong Kong Stock Exchange are fully fungible with the ADSs listed on the NYSE.

The Company, its subsidiaries, its controlled structured entities (“Variable interest entities”, or “VIE”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in operating online music entertainment platforms to provide music streaming, online karaoke and live streaming services in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.

In July 2016, Tencent acquired control of the Company through a series of transactions, pursuant to which Tencent injected substantially all of its online music business in the Mainland China (“Tencent Music Business”) into the Company in exchange for certain number of shares issued by the Company (“Merger”). Upon the completion of such transactions, the Company became a subsidiary of Tencent and was renamed to its current name in December 2016. The Merger was accounted for as a reverse acquisition under which Tencent Music Business is regarded as the acquirer, and accordingly these consolidated financial statements have been presented as a continuation of the financial statements of Tencent Music Business.

1.2.
Organization and principal activities

The PRC laws and regulations prohibit or restrict foreign ownership of companies that provide Internet-based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements (“Structured Contracts”) entered into among the Company, its wholly-owned subsidiaries (“WOFEs”), VIEs that are legally owned by individuals (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). The Structured Contracts including Exclusive Technical Service Agreement, Exclusive Business Cooperation Agreement, Loan Agreement, Exclusive Purchase Option Agreement, Equity Interest Pledge Agreement, and Powers of Attorney Agreement.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIEs, has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. As a result, all these VIEs are accounted for as consolidated structured entities of the Company and their financial statements have been consolidated by the Company.

The Structured Contracts had been in place throughout the years presented, and, there was no change to the principal terms of the Structured Contracts. The principal terms of the Structured Contracts are further described below:

(i)
Powers of Attorney Agreement

Pursuant to the Powers of Attorney Agreement, the shareholders of the VIEs each irrevocably granted the WOFEs or any individual designated by the WOFEs in writing as their attorney-in-fact to vote, the rights to vote on their behalf on all matters of the VIEs requiring shareholder approval under the PRC laws and regulations and the VIEs’ articles of association. The term of this agreement will remain effective as long as the shareholders continue to hold equity interests in the VIEs.

(ii)
Exclusive Technical Service Agreement or Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Technical Service Agreement or Exclusive Business Cooperation Agreement between the WOFEs and the VIEs, the WOFEs or their designated party has the exclusive right to provide business support, technical services and consulting services in return for a service fee, which represents 90% of net operating income of the VIEs together with other service fees charged for other ad hoc services provided. The WOFEs have the discretion to change the charge rate. During the term of the agreement, without the WOFEs’ prior written consent, the VIEs shall not engage any third party for rendering any of such services defined under this agreement.

(iii)
Loan Agreement

Under the Loan Agreement between the WOFEs and the shareholders of the VIEs, the WOFEs provided interest-free loans to the shareholders of the VIEs solely for the subscription of newly registered capital of the VIEs. The WOFEs have the sole discretion to determine the way of repayment, including requiring the shareholders to transfer their equity shares in the VIEs to the WOFEs according to the terms indicated in the exclusive share purchase option as mentioned below.

(iv)
Exclusive Purchase Option Agreement

Pursuant to the Exclusive Purchase Option Agreement amongst the WOFEs, the VIEs and their shareholders, the shareholders of the VIEs granted the WOFEs or their designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at a price equal to the proportional amount of registered capital of the VIEs. Without the consent of the WOFEs or their designated party, the shareholders of the VIEs may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. The Exclusive Purchase Option Agreement remains effective until the options are exercised.

(v)
Equity Interest Pledge Agreement

Pursuant to the Equity Interest Pledge Agreement enacted amongst the WOFEs, the VIEs and their shareholders, the shareholders of the VIEs pledge all of their equity interests in the VIEs to the WOFEs, to guarantee the VIEs and their shareholders’ performance of their obligations under Exclusive Purchase Option Agreement, Exclusive Business Cooperation Agreement, Loan Agreement, and Powers of Attorney Agreement. If the VIEs and/or any of their shareholders breach their contractual obligations under this agreement, the WOFEs, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without the WOFEs’ prior written consent, shareholders of the VIEs shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice the WOFEs’ interests.

During the term of this agreement, the WOFEs are entitled to receive all of the dividends and profits paid on the pledged equity interests. The equity interest pledge was effective upon the completion of the registration of the pledge with the local branch of the State Administration for Industry and Commerce (“SAIC”), and remain effective until the VIEs and its shareholders discharge all their obligations under the Contractual Arrangements.

As at December 31, 2023, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)	PRC	February 2017	100%	Technical support and consulting services
Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)	PRC	October 2019	100%	Technical support and consulting services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services
Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)	PRC	March 2021	100%	Audio platform

* Representing the entities acquired by the Group on July 12, 2016.

Risks in relation to the VIEs

In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company, and the WOFEs having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital, capital reserve and PRC statutory reserves of the VIEs totaling RMB9,793 million and RMB9,889 million as at December 31, 2022 and 2023, respectively.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet-related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss. As the VIEs organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of the WOFEs for the liabilities of the VIEs, and the WOFEs do not have the obligation to assume the liabilities of these VIEs.

The Company, based on the advice from its PRC legal counsel, determines that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the Contractual Arrangements.

On January 19, 2015, the Ministry of Commerce of the PRC (“MOFCOM”), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include Consolidated VIEs within the scope of entities that could be considered as foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing entities that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on foreign invested enterprises included in the Draft FIE Law are enacted and enforced in their current form, the Company’s ability to use the Contractual Arrangements and the Company’s ability to conduct business through them could be severely limited.

The Company’s ability to control VIEs also depends on rights provided to the WOFEs, under the Powers of Attorney Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes these Powers of Attorney Agreements are legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the Contractual Arrangements between the Company or the WOFEs, the VIEs and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•
revoke the Group’s business and operating licenses;
•
require the Group to discontinue or restrict its operations;
•
restrict the Group’s right to collect revenues;
•
block the Group’s websites;
•
require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;
•
impose additional conditions or requirements with which the Group may not be able to comply; or
•
take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs on a combined basis.

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Total current assets	10,351	11,077
Total non-current assets	7,420	7,141
Total assets	17,771	18,218
Total current liabilities	(6,704)	(6,632)
Total non-current liabilities	(329)	(317)
Total liabilities	(7,033)	(6,949)

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Total revenues	30,949	27,426	26,770
Net loss	(209)	(432)	(302)
Net cash (outflow)/inflow from operating activities	(671)	(17)	518
Net cash outflow from investing activities	(3,554)	(379)	(430)
Net cash inflow/(outflow) from financing activities	3,462	252	(40)
Net (decrease)/increase in cash and cash equivalents	(763)	(144)	48
Cash and cash equivalents, beginning of the year	1,397	634	490
Cash and cash equivalents, end of the year	634	490	538

The above combined financial statements amounts and balances included intercompany transactions which have been eliminated in the Company’s consolidated financial statements.

As at December 31, 2022 and 2023, the total assets of Group’s VIEs mainly consisted of cash and cash equivalents, accounts receivable, prepayments, deposits and other current assets, intangible assets, and land use rights, as applicable.

As at December 31, 2022 and 2023, the total liabilities of VIEs mainly consisted of accounts payable, accrued expenses and other current liabilities.

The recognized revenue-producing assets held by the Group’s VIEs include intangible assets acquired through business combinations, prepaid content royalties and domain names and servers. The balances of these assets as at December 31, 2022 and 2023 were included in the line of “Total non-current assets” in the table above.

The unrecognized revenue-producing assets held by the Group’s VIEs mainly consist of internally generated intellectual property, licenses, and trademarks that the Group relies on to operate its businesses.